Risk and Uncertainties	12 Months Ended
Dec. 31, 2025
Rhinebeck Bank 401(k) Plan
Risk and Uncertainties
Risk and Uncertainties
9.	Risks and Uncertainties

The Plan’s investments are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investments will occur in the near term and such changes could materially affect participants’ account balances and the amounts reported in the statement of net assets available for benefits.